Other Borrowings - Summary of Other Borrowings (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Equity Method Investments And Cost Method Investments [Abstract]
Balance outstanding at year-end	$ 0
Average balance outstanding during the year	$ 1,223
Average interest rate paid	1.00%
Maximum amount outstanding at any month-end during the year	$ 2,661
Pledged securities at year-end	$ 0